other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jan. 01, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	$ 340	$ 303	$ 303
Addition	148	136	308
Amortization	(142)	(133)	(271)
Balance, end of period	346	306	340
Current				$ 240	$ 233	$ 213
Non-current				106	107	93	$ 93
Total	340	303	303	346	340	306
Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	329	295	295
Addition	144	133	304
Amortization	(140)	(132)	(270)
Balance, end of period	333	296	329
Current				236	230	211
Non-current				97	99	85
Total	329	295	295	333	329	296
Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	11	8	8
Addition	4	3	4
Amortization	(2)	(1)	(1)
Balance, end of period	13	10	11
Current				4	3	2
Non-current				9	8	8
Total	11	8	8	$ 13	11	$ 10
As previously reported
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	340
Balance, end of period			340
Total	340		340		340
As previously reported | Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	329
Balance, end of period			329
Total	329		329		329
As previously reported | Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	11
Balance, end of period			11
Total	$ 11		11		$ 11
Transitional amount
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period		303	303
Total		303	303
Transitional amount | Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period		295	295
Total		295	295
Transitional amount | Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period		8	8
Total		$ 8	$ 8